UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09117
Morgan Stanley Real Estate Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	November 30, 2005

Date of reporting period:	February 28, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Real Estate Fund

Portfolio of Investments  February 28, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (98.6%)
	Hotels/Resorts/Cruiselines (8.0%)
318,209	Hilton Hotels Corp.	$6,701,482
27,295	Interstate Hotels & Resorts, Inc.*	133,746
32,400	Lodgian, Inc.*	388,800
153,355	Starwood Hotels & Resorts Worldwide, Inc.	8,778,040
219,200	Wyndham International, Inc. (Class A)*	184,128
		16,186,196
	Real Estate - Industrial/Office (6.2%)
322,315	Brookfield Properties Corp. (Canada)	12,731,442

	Real Estate - Retail (1.2%)
38,780	Forest City Enterprise, Inc. (Class A)	2,456,713

	REIT - Diversified (3.6%)
44,100	Spirit Finance Corp.	488,628
101,150	Vornado Realty Trust	6,949,005
		7,437,633
	REIT - Healthcare (2.2%)
14,600	Health Care Property Investors, Inc.	367,920
17,700	LTC Properties, Inc.	318,954
141,700	OMEGA Healthcare Investors, Inc.	1,629,550
84,700	Senior Housing Properties Trust	1,517,824
22,700	Ventas, Inc.	586,114
		4,420,362
	REIT - Industrial/Office (23.5%)
180,710	AMB Property Corp.	7,015,162
219,300	Arden Realty, Inc.	7,532,955
160,700	Boston Properties, Inc.	9,609,860
27,650	Brandywine Realty Trust	818,163
38,100	Catellus Development Corp.	1,051,941
223,600	Equity Office Properties Trust	6,746,012
6,500	Highwoods Properties, Inc.	167,635
88,700	Mack-Cali Realty Corp.	3,920,540
4,200	Prentiss Properties Trust	147,378
123,535	ProLogis	4,911,752
19,350	PS Business Parks, Inc. (Class A)	803,025
100,245	Reckson Associates Realty Corp.	3,062,485
21,690	SL Green Realty Corp.	1,222,882
39,400	Trizec Properties, Inc.	707,230
		47,717,020
	REIT - Lodging/Resorts (5.2%)
592,280	Host Marriott Corp.	9,464,634
5,800	Innkeepers USA Trust	77,430
90,975	MeriStar Hospitality Corp.*	667,757
19,750	Sunstone Hotel Investors, Inc.	439,438
		10,649,259
	REIT - Residential (18.3%)
17,850	American Campus Communities, Inc.	376,635
27,580	Apartment Investment & Management Co. (Class A)	1,055,211
309,607	Archstone-Smith Trust	10,474,005
171,135	Avalonbay Communities, Inc.	11,893,883
6,725	BRE Properties, Inc. (Class A)	263,620
48,800	Equity Lifestyle Properties, Inc.	1,639,680
125,860	Equity Residential	4,129,467

58,300	Essex Property Trust, Inc.	4,202,264
7,600	Gables Residential Trust	267,368
88,750	Post Properties, Inc.	2,862,188
		37,164,321
	REIT - Retail (23.7%)
61,750	Acadia Realty Trust	981,825
106,300	BPP Liquidating Trust*	34,016
15,150	Developers Diversified Realty Corp.	633,724
157,600	Federal Realty Investment Trust	7,909,944
76,965	General Growth Properties, Inc.	2,686,078
34,225	Heritage Property Investment Trust	1,048,996
3,020	Kimco Realty Corp.	160,392
71,020	Macerich Co. (The)	4,063,054
2,465	Pan Pacific Retail Properties, Inc.	143,340
112,450	Regency Centers Corp.	5,734,950
307,764	Simon Property Group, Inc.	19,069,057
200,720	Taubman Centers, Inc.	5,752,635
		48,218,011
	REIT - Specialty (0.6%)
9,500	Capital Automotive REIT	316,350
32,840	Correctional Properties Trust	863,035
		1,179,385
	REIT - Storage (6.1%)
137,550	Public Storage, Inc.	7,504,728
122,620	Shurgard Storage Centers, Inc. (Class A)	4,872,919
		12,377,647
	TOTAL COMMON STOCKS (Cost $132,884,204)	200,537,989

	CONVERTIBLE PREFERRED STOCK (0.1%)
	Real Estate - Retail
2,115	Simon Property Group L.P. $3.00 (Cost $113,258)	122,564

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (1.1%)
	REPURCHASE AGREEMENT
$2,164	Joint repurchase agreement account 2.62%
	due 03/01/05 (dated 2/28/05;
	proceeds $2,164,157) (a) (Cost $2,164,000)		2,164,000

	TOTAL INVESTMENTS
	(Cost $135,161,462) (b)	99.8%	202,824,553
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	475,237
	NET ASSETS	100.0%	$203,299,790

REIT                     Real Estate Investment Trust.

*                                         Non-income producing security.

(a)                               Collateralized by federal agency and U.S. Treasury obligations.

(b)                               The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $68,386,413, and the aggregate gross unrealized depreciation is $723,322, resulting in net unrealized appreciation of $67,663,091.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005